Investments	12 Months Ended
Dec. 31, 2017
Schedule of Investments [Abstract]
Investments

3. Investments:

a. Tactical Currency’s Investment in Affiliated Underlying Fund

On November 1, 2012, Tactical Currency’s assets allocated to The Cambridge Strategy (Asset Management) Limited (“Cambridge”) for trading were invested in Cambridge Master Fund, a limited partnership organized under the partnership laws of the State of Delaware. Cambridge Master Fund was formed to permit accounts managed now and in the future by Cambridge using the Cambridge Asian Markets Alpha Programme and, from October 1, 2013, Cambridge Emerging Markets Alpha Programme, to invest together in one trading vehicle. The General Partner is also the general partner of Cambridge Master Fund. Individual and pooled accounts currently managed by Cambridge, including Tactical Currency, are permitted to be limited partners of Cambridge Master Fund. The General Partner and Cambridge believe that trading through this “master/feeder” structure promotes efficiency and economy in the trading process. Ceres and Cambridge agreed that Cambridge will trade Tactical Currency’s assets allocated to Cambridge at a level that is up to 2.0 times the amount of assets allocated.

Tactical Currency carries its investment in Cambridge Master Fund at fair value based on Tactical Currency’s (1) net contributions to Cambridge Master Fund and (2) its allocated share of the undistributed profits and losses, including realized gains or losses and net change in unrealized gains or losses, of Cambridge Master Fund. Tactical Currency invests in Cambridge Master Fund through a “master/feeder” structure. Tactical Currency’s pro-rata share of the results of Cambridge Master Fund’s trading activities is shown in Tactical Currency’s Statements of Income and Expenses.

The financial statements of Cambridge Master Fund, including its condensed schedules of investments, are attached to this report and should be read in conjunction with Tactical Currency’s financial statements.

Generally, a limited partner in Cambridge Master Fund may withdraw all or part of its capital contributions and undistributed profits, if any, from Cambridge Master Fund as of the end of any month (the “Redemption Date”) after a request has been made to the General Partner at least three days in advance of the Redemption Date. Such withdrawals are classified as a liability when the limited partner elects to redeem and informs Cambridge Master Fund. However, a limited partner may request a withdrawal as of the end of any day if such request is received by the General Partner at least three days in advance of the proposed withdrawal day.

Cambridge Master Fund does not pay any management or incentive fees related to Tactical Currency’s investments. These fees are accrued and paid by Tactical Currency. The General Partner reimburses Cambridge Master Fund for all brokerage related fees borne by Cambridge Master Fund on behalf of Tactical Currency’s investments.

Prior to the close of business on December 31, 2017 and as of December 31, 2016, Tactical Currency owned approximately 22.9% and 16.3% of Cambridge Master Fund, respectively. It is Tactical Currency’s intention to continue to invest in Cambridge Master Fund. The performance of Tactical Currency is directly affected by the performance of Cambridge Master Fund.

b. Spectrum Strategic’s Investments in Affiliated Underlying Funds

Effective December 1, 2011, the assets allocated by Spectrum Strategic to Aventis Asset Management, LLC (“Aventis”) for trading were invested in MB Master Fund L.P. (“MB Master Fund”), a limited partnership organized under the partnership laws of the State of Delaware. The General Partner is also the general partner of MB Master Fund. Individual and pooled accounts currently managed by Aventis, including Spectrum Strategic, are permitted to be limited partners of MB Master Fund. The General Partner and Aventis believe that trading through this structure should promote efficiency and economy in the trading process.

Effective December 31, 2017, Ceres terminated the advisory agreement among the General Partner, PGR Capital L.P. (“PGR”) and PGR Master Fund L.P. (“PGR Master Fund”), pursuant to which PGR traded PGR Master Fund’s (and, indirectly, Spectrum Strategic’s) assets in Futures Interests. Consequently, PGR ceased all Futures Interest trading on behalf of PGR Master Fund (and, indirectly, Spectrum Strategic). Ceres reallocated the assets formerly allocated by Spectrum Strategic to PGR to the remaining Trading Advisor of Spectrum Strategic.

Effective January 31, 2016, Ceres terminated the advisory agreement among the General Partner, Blenheim Capital Management LLC (“Blenheim”) and Morgan Stanley Smith Barney BHM I, LLC (“BHM I, LLC”), pursuant to which Blenheim traded BHM I, LLC’s (and, indirectly, Spectrum Strategic’s) assets in Futures Interests. Consequently, Blenheim ceased all Futures Interest trading on behalf of BHM I, LLC (and, indirectly, Spectrum Strategic). Ceres reallocated the assets formerly allocated by Spectrum Strategic to Blenheim among the remaining trading advisors of Spectrum Strategic. MB Master Fund, PGR Master Fund and BHM I, LLC are collectively referred to as the “Funds.”

Spectrum Strategic carries (or carried with respect to its investment in PGR Master Fund and BHM I, LLC), its investment in the Funds at fair value based on Spectrum Strategic’s (1) respective net contribution to each Fund and (2) its respective allocated share of the undistributed profits and losses, including realized gains or losses and net change in unrealized gains or losses, of each Fund. ASC 820, “Fair Value Measurement,” as amended, permits, as a practical expedient, Spectrum Strategic to measure the fair value of its investments in the Funds on the basis of the net asset value per share (or its equivalent) if the net asset value per share of such investments is calculated in a manner consistent with the measurement principles of Topic 946, “Financial Services – Investment Companies” as of Spectrum Strategic’s reporting date.

Prior to the close of business on December 31, 2017, Spectrum Strategic owned approximately 9.0% of MB Master Fund. As of December 31, 2016, Spectrum Strategic owned approximately 45.5% and 7.5% of PGR Master Fund and MB Master Fund, respectively.

The financial statements of Spectrum Strategic have been prepared using the “Fund of Funds” approach, and accordingly, Spectrum Strategic’s pro-rata share of all revenue and expenses of the Funds is reflected as net change in unrealized gains (losses) on investment in the Funds in Spectrum Strategic’s Statements of Income and Expenses. Contributions to and withdrawals from the Funds are recorded on the effective date. With respect to its investments in MB Master Fund and PGR Master Fund, Spectrum Strategic records or recorded a realized gain or loss on such investments as the difference between the redemption proceeds and the related cost of such investment. In determining the cost of such investments, Spectrum Strategic generally uses or used the average cost method. With respect to Spectrum Strategic’s investment in BHM I, LLC, Spectrum Strategic recorded redemptions received from BHM I, LLC as a reduction of cost basis and thereafter the redemptions received in excess of cost were recorded as a realized gain.

Summarized information for Spectrum Strategic’s investment in, and operations of BHM I, LLC, PGR Master Fund and MB Master Fund, as of and for the years ended December 31, 2017 and 2016, is as follows:

December 31, 2017	% of Spectrum Strategic’s Partners’ Capital	Fair Value	Spectrum Strategic’s Pro-rata Net Income (Loss)	Management Fees	Incentive Fees	Investment Objective	Redemptions Permitted

PGR Master Fund	-%	$-	$(550,138)	$-	$-	Commodity Portfolio	Monthly
MB Master Fund	75.8	7,762,120	(8,306)	-	-	Commodity Portfolio	Monthly

December 31, 2016	% of Spectrum Strategic’s Partners’ Capital	Fair Value	Spectrum Strategic’s Pro-rata Net Income (Loss)	Management Fees	Incentive Fees	Investment Objective	Redemptions Permitted

BHM I, LLC (a)	-%	$-	$(335,552)	$6,470	$-	Commodity Portfolio	Monthly
PGR Master Fund	50.8	8,039,156	(904,136)	-	-	Commodity Portfolio	Monthly
MB Master Fund	57.1	9,035,960	1,259,981	-	-	Commodity Portfolio	Monthly

(a)	From January 1, 2016 through January 31, 2016, the date Spectrum Strategic fully redeemed its interest in BHM I, LLC.

Generally, a limited partner or non-managing member, as applicable, in MB Master Fund, (prior to its termination on December 31, 2017) PGR Master Fund and (prior to its termination on January 31, 2016) BHM I, LLC may withdraw all or part of its capital contributions and undistributed profits, if any, from the Funds as of the Redemption Date after a request has been made to the General Partner/managing member at least three days in advance of the Redemption Date. Such withdrawals are classified as a liability when the limited partner or non-managing member elects to redeem and informs the Funds. However, a limited partner or non-managing member may request a withdrawal as of the end of any day if such request is received by the General Partner/managing member at least three days in advance of the proposed withdrawal day.

Spectrum Strategic does not directly pay MB Master Fund for its pro-rata portion of management or incentive fees. Such fees are directly paid by Spectrum Strategic to Aventis. Prior to its termination on December 31, 2017, Spectrum Strategic did not directly pay PGR Master Fund for its pro-rata portion of management or incentive fees. Such fees were directly paid by Spectrum Strategic to PGR.

Prior to its termination on January 31, 2016, BHM I, LLC was paid directly by Spectrum Strategic for its pro-rata portion of management and incentive fees.

The tables below represent summarized Income Statement information for PGR Master Fund and MB Master Fund for the years ended December 31, 2017 (termination of operations for PGR Master Fund) and 2016, respectively, and for BHM I, LLC for the period from January 1, 2016 through January 31, 2016 (termination of operations of BHM I, LLC) to meet the requirements of Regulation S-X Rule 3-09:

December 31, 2017	Investment Income	Net Investment Loss	Total Trading Results	Net Income (Loss)

PGR Master Fund	$67,897	$(22,270)	$(1,220,018)	$(1,242,288)
MB Master Fund	813,095	(523,086)	(106,303)	(629,389)

December 31, 2016	Investment Income	Net Investment Loss	Total Trading Results	Net Income (Loss)

BHM I, LLC	$1,632	$(170,710)	$(6,343,252)	$(6,513,962)
PGR Master Fund	37,912	(36,071)	(1,707,510)	(1,743,581)
MB Master Fund	277,605	(2,314,063)	16,332,842	14,018,779

c. Spectrum Technical’s (Partnership in Liquidation) Investments in Affiliated Underlying Funds

On January 1, 2015, the assets allocated by Spectrum Technical to SECOR were invested in SECOR Master Fund, a limited partnership organized under the partnership laws of the State of Delaware. SECOR Master Fund permits accounts managed now or in the future by SECOR using a variation of the program traded by SECOR Alpha Master Program L.P., a proprietary, systematic trading program, to invest together in one trading vehicle. The General Partner is also the general partner of SECOR Master Fund. Individual and pooled accounts currently managed by SECOR are permitted to be limited partners of SECOR Master Fund. The General Partner and SECOR believe that trading through this “master/feeder” structure promoted efficiency and economy in the trading process. The General Partner determined to terminate the management agreement by and among SECOR, Spectrum Technical and the General Partner effective the close of business on December 31, 2017. Effective December 31, 2017, Spectrum Technical terminated its operations and redeemed its interest in SECOR Master Fund.

On December 1, 2011, the assets allocated by Spectrum Technical to Blackwater Capital Management LLC (“Blackwater”) were invested in Blackwater Master Fund L.P. (“Blackwater Master Fund”), a limited partnership organized under the partnership laws of the State of Delaware. Blackwater Master Fund permitted accounts managed by Blackwater to invest together in one trading vehicle. Effective September 30, 2015, Blackwater Master Fund terminated operations and Spectrum Technical redeemed its pre-liquidation interest in Blackwater Master Fund in October 2015.

Spectrum Technical carried its investment in SECOR Master Fund and Blackwater Master Fund, respectively, at fair value based on Spectrum Technical’s (1) respective net contributions to SECOR Master Fund and Blackwater Master Fund and (2) its respective allocated share of the undistributed profits and losses, including realized gains or losses and net change in unrealized gains or losses, of SECOR Master Fund and Blackwater Master Fund. Spectrum Technical invested in SECOR Master Fund and Blackwater Master Fund through a “master/feeder” structure. Spectrum Technical’s pro-rata share of the results of SECOR Master Fund’s and Blackwater Master Fund’s trading activities are shown in Spectrum Technical’s Statements of Income and Expenses.

Summarized information reflecting the total assets, liabilities and partners’ capital of SECOR Master Fund as of December 31, 2017 and 2016, is shown in the following tables:

	December 31, 2017
	Total Assets	Total Liabilities	Total Partners’ Capital
SECOR Master Fund	$22,831,484	$18,066,303	$4,765,181

	December 31, 2016
	Total Assets	Total Liabilities	Total Partners’ Capital
SECOR Master Fund	$39,231,542	$679,104	$38,552,438

Summarized information for Spectrum Technical’s investment in, and operations of SECOR Master Fund as of and for the years ended December 31, 2017 (termination of operations of Spectrum Technical) and 2016 is shown in the following tables:

December 31, 2017	% of Spectrum Technical’s Liquidation Partners’ Capital	Fair Value	Spectrum Technical’s Pro-rata Net Income (Loss)	Investment Objective	Redemptions Permitted

SECOR Master Fund	0.0%	$-	$(1,644,854)	Commodity Portfolio	Monthly

December 31, 2016	% of Spectrum Technical’s Partners’ Capital	Fair Value	Spectrum Technical’s Pro-rata Net Income (Loss)	Investment Objective	Redemptions Permitted

SECOR Master Fund	31.2%	$19,624,189	$1,289,132	Commodity Portfolio	Monthly

Generally, a limited partner in SECOR Master Fund and Blackwater Master Fund (prior to its termination on September 30, 2015) may withdraw all or part of its capital contributions and undistributed profits, if any, from SECOR Master Fund and Blackwater Master Fund as of the Redemption Date after a request has been made to the General Partner at least three days in advance of the Redemption Date. Such withdrawals are classified as a liability when the limited partner elects to redeem and informs SECOR Master Fund and Blackwater Master Fund. However, a limited partner may request a withdrawal as of the end of any day if such request is received by the General Partner at least three days in advance of the proposed withdrawal day.

SECOR Master Fund and Blackwater Master did not pay any management or incentive fees related to Spectrum Technical’s investment in the funds. These fees were accrued and paid by Spectrum Technical. The General Partner reimbursed SECOR Master Fund and Blackwater Master Fund (prior to its termination on September 30, 2015) for all brokerage related fees borne by SECOR Master Fund and Blackwater Master Fund on behalf of Spectrum Technical’s investment.

As of December 31, 2016, Spectrum Technical owned approximately 50.9% of SECOR Master Fund. Prior to December 31, 2017 (termination of operations for Spectrum Technical), the performance of Spectrum Technical was directly affected by the performance of SECOR Master Fund and (prior to its termination on September 30, 2015) Blackwater Master Fund, respectively.

The tables below represent summarized income statement information for SECOR Master Fund for the years ended December 31, 2017 and 2016, respectively, to meet the requirements of Regulation S-X Rule 3-09:

December 31, 2017	Investment Income	Net Investment Income (Loss)	Total Trading Results	Net Income (Loss)

SECOR Master Fund	$208,058	$18,180	$(2,107,396)	$(2,089,216)

December 31, 2016	Investment Income	Net Investment Income (Loss)	Total Trading Results	Net Income (Loss)

SECOR Master Fund	$92,036	$(245,725)	$2,459,009	$2,213,284